Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Future Amortization Expense

Future amortization expense related to the net carrying amount of intangible assets is estimated to be as follows:

2020	$80,113
2021	80,113
2022	80,113
2023	80,113
2024	80,113
Thereafter	400,562
Total	$801,127